SHARE-BASED COMPENSATION (Narrative) (Details) $ in Thousands		6 Months Ended
	May 19, 2026 Shares	Jun. 30, 2026 USD ($) Shares	Jun. 30, 2025 USD ($) Shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses related to discontinued operations | $		$ (10)	$ 91
Fair value of subsidiaries options granted | $			$ 46
Employees, Directors and Consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | Shares		295,250	213,500
Fair value of options granted | $		$ 117	$ 174
Number of options approved to grant | shares			16,500
Restricted Share Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs, Granted | Shares		0	0
President and Chief Executive Officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | Shares	107,200